Net Investment in Direct Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Total minimum lease payments to be received	$ 195,280	$ 215,884
Unamortized initial direct costs	801	950
Less unearned income	(70,735)	(83,918)
Net investment in direct financing leases	125,346	132,916
Less current portion (included in other current assets)	(8,421)	(7,633)
Long-term portion of net investment in direct financing leases	$ 116,925	$ 125,283